Financial risk management objectives and policies - Past Due Receivables (Details) - Trade receivables - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Book value	$ 54.0	$ 40.5
Neither past due nor impaired | Current
Disclosure of financial assets that are either past due or impaired [line items]
Book value	37.3	33.4
Past due but not impaired | Less than 31 days
Disclosure of financial assets that are either past due or impaired [line items]
Book value	11.0	5.5
Past due but not impaired | 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Book value	3.2	1.0
Past due but not impaired | 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Book value	1.7	0.5
Past due but not impaired | 91-121 days
Disclosure of financial assets that are either past due or impaired [line items]
Book value	0.8	0.1
Past due but not impaired | Greater than 121 days
Disclosure of financial assets that are either past due or impaired [line items]
Book value	$ 0.0	$ 0.0